Financial Instruments - Long-Term Debt (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Nov. 21, 2016	Jun. 30, 2016
Debt Instrument [Line Items]
Interest rate, percentage		3.50%
Net fair value adjustments related to hedging and purchase accounting		$ 14	$ 24
Net unamortized discounts, premiums and debt issuance costs		(12)	(11)
Total long-term borrowings, carried at historical proceeds, as adjusted	[1]	33,538	31,398
Current portion of long-term debt, carried at historical proceeds (not included above (2.4% and 3.0%)	[1]	$ 3,546	$ 4,225
Unsecured Debt [Member]
Debt Instrument [Line Items]
Interest rate, percentage		2.40%	3.00%	3.10%	2.09%
Total principal amount of long-term debt		$ 32,783	$ 30,520
Net fair value adjustments related to hedging and purchase accounting		872	998
Net unamortized discounts, premiums and debt issuance costs		(125)	(130)
Other long-term obligations		8	9
Total long-term borrowings, carried at historical proceeds, as adjusted		33,538	31,398
Current portion of long-term debt, carried at historical proceeds (not included above (2.4% and 3.0%)		3,546	$ 4,225
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2018 [Member]
Debt Instrument [Line Items]
Interest rate, percentage			2.30%
Total principal amount of long-term debt	[2]	$ 0	$ 3,532
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		1.30%	1.80%
Total principal amount of long-term debt		$ 4,848	$ 3,350
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2020 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		1.10%	5.20%
Total principal amount of long-term debt		$ 1,528	$ 330
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2021 [Member]
Debt Instrument [Line Items]
Interest rate, percentage			3.90%
Total principal amount of long-term debt		$ 3,550	$ 4,260
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2022 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		0.30%
Total principal amount of long-term debt		$ 1,199	$ 0
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2023 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		4.30%	4.30%
Total principal amount of long-term debt		$ 1,592	$ 1,592
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2024-2028 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.50%	3.90%
Total principal amount of long-term debt		$ 6,259	$ 5,360
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2034-2038 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		5.70%	5.90%
Total principal amount of long-term debt		$ 4,886	$ 6,102
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2039-2043 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		5.20%	6.40%
Total principal amount of long-term debt		$ 5,606	$ 3,745
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2044-2047 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		4.20%	4.20%
Total principal amount of long-term debt		$ 3,315	$ 2,250

[1]	Amounts may not add due to rounding.
[2]	At December 31, 2017, the debt issuances have been reclassified to the current portion of long-term debt.